Income Tax: (Details 3)	Sep. 30, 2018 USD ($)
Income Taxdetails [Abstract]
Canadian tax loss carryforward expiring 2026	$ 2,022,389
Canadian tax loss carryforward expiring 2027	3,753,291
Canadian tax loss carryforward expiring 2028	14,305,833
Canadian tax loss carryforward expiring 2029	13,557,743
Canadian tax loss carryforward expiring 2030	16,749,838
Canadian tax loss carryforward expiring 2031	18,755,941
Canadian tax loss carryforward expiring 2032	5,441,894
Canadian tax loss carryforward expiring 2033	7,911,394
Canadian tax loss carryforward expiring 2034	9,166,549
Canadian tax loss carryforward expiring 2035	13,084,572
Canadian tax loss carryforward expiring 2036	15,556,179
Canadian tax loss carryforward expiring 2037	11,731,494
Canadian tax loss carryforward expiring 2038	7,035,042
Total Canadian tax loss carryforward	$ 139,072,159